Allowance for Finance Receivable Losses Carrying Value Charged-off For Purchased Credit Impaired Loans (Details) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance Receivables Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Purchased credit impaired finance receivables	$ 1	$ 15	$ 42
OneMain Consumer Portfolio Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Purchased credit impaired finance receivables	30	0	0
Spring Castle Portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Purchased credit impaired finance receivables	$ 21	$ 48	$ 72